Debtors' Condensed Combined Statements of Operations (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 10, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debtor In Possession Statement [Line Items]
Revenues		$ 48,511		$ 78,297
Operating costs and expenses		62,041		110,724
Income from operations		(13,530)		(32,427)
Interest expense		(18,772)		(29,422)
Other, net		(20,766)		(29,730)
Reorganization items		(487)		(641)
Income (loss) before income taxes		(34,296)		(62,157)
Income tax provision		1,438		2,605
Net income (loss)		(35,734)		(64,762)
Net income (loss) attributable to VDI		$ (35,734)		$ (64,762)
Predecessor
Debtor In Possession Statement [Line Items]
Revenues	$ 23,540		$ 214,383		$ 434,904	$ 772,265	$ 882,904	$ 728,256
Operating costs and expenses	38,467		133,191		266,154	512,291	557,697	454,090
Income from operations	(14,927)		81,192		168,750	259,974	325,207	274,166
Interest expense	(1,728)		(45,908)		(92,027)	(173,634)	(196,159)	(198,779)
Other, net	(454,717)		(43,926)		(79,359)	(197,850)	(192,277)	(293,862)
Reorganization items	(452,923)					(39,354)
Income (loss) before income taxes	(469,644)		37,266		89,391	62,124	132,930	(19,696)
Income tax provision	2,371		8,862		38,151	39,870	39,817	27,921
Net income (loss)	(472,015)		28,404		51,240	22,254	93,113	(47,617)
Net income (loss) attributable to noncontrolling interests	(969)		477		667	5,036	257	(463)
Net income (loss) attributable to VDI	$ (471,046)		$ 27,927		$ 50,573	17,218	92,856	(47,154)
Predecessor | Debtor In Possession [Member]
Debtor In Possession Statement [Line Items]
Revenues						755,568	852,872	696,669
Operating costs and expenses						502,963	543,249	431,669
Income from operations						252,605	309,623	265,000
Interest expense						(173,634)	(196,160)	(198,544)
Other, net						14,531	3,962	(100,146)
Reorganization items						(39,354)
Income (loss) before income taxes						54,148	117,425	(33,690)
Income tax provision						36,356	38,336	25,354
Net income (loss)						17,792	79,089	(59,044)
Net income (loss) attributable to noncontrolling interests						5,085	304	(423)
Net income (loss) attributable to VDI						$ 12,707	$ 78,785	$ (58,621)